Segment Information - Additional Information (Detail) - Segment	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting [Abstract]
Number of reportable segments	3	3	3	3